Other non-financial assets (Details) - CLP ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Other current non-financial assets		$ 15,834,225	$ 15,861,294
Other non-current non-financial assets		5,431,635	4,727,722
Insurance paid [Member]
Other current non-financial assets		3,348,593	3,038,856
Other non-current non-financial assets		0	0
Advertising [Member]
Other current non-financial assets		7,383,730	5,968,072
Other non-current non-financial assets		3,632,423	2,567,939
Advances to suppliers [Member]
Other current non-financial assets		3,643,691	5,117,220
Other non-current non-financial assets		0	0
Guarantees paid [Member]
Other current non-financial assets		59,452	50,590
Other non-current non-financial assets		242,535	227,738
Consumables [Member]
Other current non-financial assets		446,565	438,979
Other non-current non-financial assets		0	0
Dividends receivable [Member]
Other current non-financial assets		353,150	245,073
Other non-current non-financial assets		0	0
Recoverable taxes [Member]
Other current non-financial assets	[1]	0	0
Other non-current non-financial assets	[1]	786,808	1,231,414
Prepaid expenses [Member]
Other current non-financial assets		583,165	997,643
Other non-current non-financial assets		755,703	686,467
Other Non financial Assets [Member]
Other current non-financial assets		15,879	4,861
Other non-current non-financial assets		$ 14,166	$ 14,164

[1]	Corresponds to the tax profit minimum and VAT credit exporter, both registered in the argentine subsidiaries, whose term of recovery is estimated over a year.